Schedule of accrued expenses to related parties (Details) - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Related Party [Member]
Related Party Transaction [Line Items]
Total	€ 632,381	€ 489,207
San Raffaele Hospital O S R [Member]
Related Party Transaction [Line Items]
San Raffaele Hospital (OSR)	401,562	176,559
Pierluigi Paracchi [Member]
Related Party Transaction [Line Items]
Carlo Russo	84,000	112,501
Richard Slansky [Member]
Related Party Transaction [Line Items]
Carlo Russo	62,922	81,369
XDG Biomed LLC [Member]
Related Party Transaction [Line Items]
Carlo Russo	€ 83,897	€ 118,778